Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

(collectively, the “Funds”)

Supplement dated May 22, 2006

to the Equity and Fixed Income Funds

Prospectus dated September 28, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On May 19, 2006, the Board of the Directors of Mercantile Funds, Inc. approved a plan of liquidation for the Low Duration Bond Fund. In accordance with the plan, it is anticipated that all of the classes of the Fund will be liquidated on or about May 22, 2006 and all remaining assets will be distributed to shareholders on or about May 26, 2006.

Mercantile Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Low Duration Bond Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated May 22, 2006

to the Institutional Shares

Prospectus dated September 28, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On May 19, 2006, the Board of the Directors of Mercantile Funds, Inc. approved a plan of liquidation for the Low Duration Bond Fund. In accordance with the plan, it is anticipated that all of the classes of the Fund will be liquidated on or about May 22, 2006 and all remaining assets will be distributed to shareholders on or about May 26, 2006.